Other Intangible Assets, Net - Schedule of Estimated Amortization Expense for Intangible Assets (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining three months)	$ 13.1
2021	48.6
2022	31.6
2023	20.4
2024	18.4
Thereafter	50.9
Total	$ 183.0	$ 213.2